Related party transactions (Details)																			1 Months Ended		9 Months Ended	12 Months Ended
	Jun. 20, 2021	Mar. 01, 2021 HKD ($)	Mar. 01, 2021 USD ($)	Feb. 09, 2021 USD ($)	Apr. 08, 2020 HKD ($)	Apr. 08, 2020 USD ($)	Nov. 01, 2019 HKD ($)	Nov. 01, 2019 USD ($)	Sep. 30, 2019 HKD ($)	Sep. 30, 2019 USD ($)	Mar. 14, 2019 HKD ($)	Mar. 14, 2019 USD ($)	Mar. 01, 2019 HKD ($)	Mar. 01, 2019 USD ($)	Oct. 03, 2018 HKD ($)	Oct. 03, 2018 USD ($)	Sep. 26, 2018 HKD ($)	Sep. 26, 2018 USD ($)	Dec. 31, 2020 HKD ($)	Dec. 31, 2019 HKD ($)	Oct. 10, 2020	Dec. 31, 2020 HKD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Jun. 30, 2021 HKD ($)	Jun. 30, 2021 USD ($)	May 31, 2021 HKD ($)	May 31, 2021 USD ($)	Feb. 09, 2021 HKD ($)	Feb. 09, 2021 USD ($)	Dec. 31, 2020 USD ($)	Jan. 31, 2020 USD ($)	Jan. 08, 2020	Dec. 31, 2019 USD ($)	Dec. 23, 2019 USD ($)	Apr. 18, 2018
Related Party Transaction [Line Items]
Debt Instrument, Interest Rate, Stated Percentage																																8.00%				2.50%
Loans to unrelated parties																						$ 13,860,000	$ 108,120,000
Loans receivable																			$ 201,647,726			201,647,726
Outstanding loan receivable balance																															$ 22,096,000			$ 33,886,000
Accrued interest receivable																			18,506,257			18,506,257
Loans Receivable
Related Party Transaction [Line Items]
Loans to unrelated parties																						$ 9,470,000	$ 73,840,000
Percentage of loan receivable																						39.90%	39.90%
Outstanding loan receivable balance																				$ 21,280,000														166,000,000
Percentage of outstanding loan receivable																						51.70%	51.70%
Accrued interest receivable				$ 0
Interest earned on loans																								$ 1,100,000
Accrued interest receivable																															90,000			$ 980,000
Brilliant Jade Group Limited | Subsequent event
Related Party Transaction [Line Items]
Loans receivable																											$ 13,860,000	$ 108,120,000
Accrued interest receivable																											$ 13,860,000	$ 108,120,000
Brilliant Jade Group Limited | Loans Receivable
Related Party Transaction [Line Items]
Loans receivable																													$ 8,000,000	$ 62,340,000
Outstanding loan receivable balance																													8,000,000	62,340,000
Alpen Baruch Bank
Related Party Transaction [Line Items]
Cash deposit																									$ 1,050,000	$ 8,170,000
Loan agreement
Related Party Transaction [Line Items]
Loans to unrelated parties															$ 20,000,000	$ 2,560,000	$ 116,500,000	$ 14,940,000
Interest rate on loans															8.00%	8.00%	8.00%	8.00%
Repayment from an unrelated party													$ 20,000,000	$ 2,560,000
Accrued interest receivable																			$ 13,860,000			$ 13,860,000									108,120,000
Loan agreement | Brilliant Jade Group Limited
Related Party Transaction [Line Items]
Loans receivable																													8,000,000	62,340,000
Outstanding loan receivable balance																													$ 8,000,000	$ 62,340,000
Mortgage loan agreement
Related Party Transaction [Line Items]
Loans to unrelated parties																	$ 11,500,000	$ 1,470,000
Interest rate on loans																	8.00%	8.00%
Repayment from an unrelated party		$ 11,500,000	$ 1,470,000
Promissory Note [Member]
Related Party Transaction [Line Items]
Debt Instrument, Face Amount																																$ 28,470,000
Debt Instrument, Interest Rate, Stated Percentage																																	8.00%
Luk Lai Ching Kimmy
Related Party Transaction [Line Items]
Shareholding percentage held																			4.20%	5.30%		4.20%	4.20%	5.27%
Mr. Or
Related Party Transaction [Line Items]
Shareholding percentage held																					15.70%	2.30%	2.30%
Mr. Or | Subsequent event
Related Party Transaction [Line Items]
Shareholding percentage held	2.30%
Mr. Or | Alpen Baruch Bank
Related Party Transaction [Line Items]
Ownership precentage																						75.00%	75.00%
Cash deposit																			$ 860,000			$ 860,000			$ 1,050,000	$ 8,170,000					$ 6,740,000
Mr. Or | Loan agreement
Related Party Transaction [Line Items]
Loans to unrelated parties							$ 38,000,000	$ 4,870,000			$ 7,000,000	$ 900,000
Interest rate on loans							6.00%	6.00%			8.00%	8.00%
Repayment from an unrelated party					$ 38,000,000	$ 4,870,000			$ 7,000,000	$ 900,000
Mr. Or | Share Exchange Agreement
Related Party Transaction [Line Items]
Debt Instrument, Face Amount																																			$ 28,470,000
Debt Instrument, Interest Rate, Stated Percentage																																			8.00%